WARRANTS (Details) - 12 months ended Dec. 31, 2022	USD ($) $ / shares	CAD ($)
WARRANTS
Balance At Beginning		$ 46,186,841
Private Placements		6,000,000
Warrants issued for credit facilitys		5,277,462
Warrants Expired	$ (12,572,900)
Balance At Ending	$ 44,891,403
Weighted Average Exercise Prices, Beginning | $ / shares	$ 0.49
Weighted Average Exercise Prices, Private Placements | $ / shares	0.20
Weighted Average Exercise Prices Warrants issued for credit facility | $ / shares	0.14
Weighted Average Exercise Prices, Warrants expired | $ / shares	0.40
Weighted Average Exercise Prices, Ending | $ / shares	$ 0.49
Grant Date Fair Value, Beginning		2,287,484
Grant Date Fair Value, Private Placements		140,677
Grant Date Fair Value, Warrants issued for credit facility		$ 96,359
Grant Date Fair Value, Warrants expired	$ (599,282)
Grant Date Fair Value, Ending	$ 1,925,238